SUPPLEMENT TO:

                            CALVERT TAX-FREE RESERVES
                               Long-Term Portfolio
                           Vermont Municipal Portfolio

                          CALVERT MUNICIPAL FUND, INC.
                  Calvert National Municipal Intermediate Fund
                 Calvert California Limited-Term Municipal Fund


                       Statement of Additional Information
                                   May 1, 2005


                        Date of Supplement: July 29, 2005


DELETE THE THREE CHARTS AND HEADING ON PAGE 24 UNDER "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OF THE FUNDS" OF THE STATEMENT OF ADDITIONAL INFORMATION AND REPLACE WITH THE FOLLOWING:


James O'Boyle

------------------------------------------------------------------------------------------
ACCOUNTS MANAGED OTHER THAN LONG-TERM       REGISTERED       OTHER POOLED     OTHER
AS OF JULY 28, 2005                         INVESTMENT       INVESTMENT
                                            COMPANIES        VEHICLES
------------------------------------------------------------------------------------------
Number of Other Accounts Managed                   9                0               0

------------------------------------------------------------------------------------------
Total Assets in Other Accounts Managed      $2,749,738             $0              $0

------------------------------------------------------------------------------------------
Number of Other Accounts in which                  0                0               0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------
Total Assets in Other Accounts in which           $0               $0              $0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
ACCOUNTS MANAGED OTHER THAN VERMONT         REGISTERED       OTHER POOLED     OTHER
MUNICIPAL AS OF JULY 28, 2005               INVESTMENT       INVESTMENT
                                            COMPANIES        VEHICLES
------------------------------------------------------------------------------------------
Number of Other Accounts Managed                   9                0               0

------------------------------------------------------------------------------------------
Total Assets in Other Accounts Managed      $2,762,456             $0              $0

------------------------------------------------------------------------------------------
Number of Other Accounts in which                  0                0               0
Advisory Fee is Based on Account's
Performance
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
Total Assets in Other Accounts in which           $0               $0              $0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ACCOUNTS MANAGED OTHER THAN NATIONAL        REGISTERED       OTHER POOLED     OTHER
MUNICIPAL AS OF JULY 28, 2005               INVESTMENT       INVESTMENT
                                            COMPANIES        VEHICLES
------------------------------------------------------------------------------------------

Number of Other Accounts Managed                   9                0               0

------------------------------------------------------------------------------------------
Total Assets in Other Accounts Managed      $2,733,339             $0              $0

------------------------------------------------------------------------------------------
Number of Other Accounts in which                  0                0               0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------
Total Assets in Other Accounts in which           $0               $0              $0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
ACCOUNTS MANAGED OTHER THAN CALIFORNIA      REGISTERED       OTHER POOLED     OTHER
LIMITED-TERM AS OF JULY 28, 2005            INVESTMENT       INVESTMENT
                                            COMPANIES        VEHICLES
------------------------------------------------------------------------------------------
Number of Other Accounts Managed                   9                0               0

------------------------------------------------------------------------------------------
Total Assets in Other Accounts Managed      $2,791,574             $0              $0

------------------------------------------------------------------------------------------
Number of Other Accounts in which                  0                0               0
Advisory Fee is Based on Account's
Performance

------------------------------------------------------------------------------------------
Total Assets in Other Accounts in which           $0               $0              $0
Advisory Fee is Based on Account's
Performance
------------------------------------------------------------------------------------------




DELETE THE SECOND CHART AND HEADING ON PAGE 26 UNDER "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OF THE FUNDS" OF THE STATEMENT OF ADDITIONAL INFORMATION.




DELETE THE FIRST PARAGRAPH AND FIRST TWO CHARTS (AND HEADINGS) ON PAGE 27 UNDER "COMPENSATION OF PORTFOLIO MANAGERS OF THE FUNDS" OF THE STATEMENT OF ADDITIONAL INFORMATION AND REPLACE WITH THE FOLLOWING:

TOM DAILEY, JAMES O'BOYLE & DAN HAYES

     The following compensation information is identical with respect to each Fund, as well as the respective Other Accounts listed above in relation to the Funds and managed by each of the identified Portfolio Managers.

---------------------------------------------------------------------------------------------
COMPENSATION WITH RESPECT TO MANAGEMENT OF EACH FUND AND OTHER ACCOUNTS AS OF JULY 28, 2005
---------------------------------------------------------------------------------------------
TYPE OF COMPENSATION    SOURCE OF        CRITERIA ON WHICH COMPENSATION IS BASED
RECEIVED                COMPENSATION
---------------------------------------------------------------------------------------------
Salary                  Calvert          Competitive with industry peer standards.
---------------------------------------------------------------------------------------------
Bonus                   Calvert          Based on short-term and long-term performance,
                                         before tax, of the Funds managed relative to the
                                         respective passive index shown in each Fund's
                                         prospectus.
---------------------------------------------------------------------------------------------
Deferred Compensation   None             N/A
---------------------------------------------------------------------------------------------
Other Compensation or   None             N/A
Benefits Not
Generally Available
to All Salaried
Employees
---------------------------------------------------------------------------------------------




DELETE THE THIRD CHART ON PAGE 27 UNDER "SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS OF THE FUNDS" OF THE STATEMENT OF ADDITIONAL INFORMATION AND REPLACE WITH THE FOLLOWING:


-----------------------------------------------------------------------------------------
          DOLLAR RANGE OF EQUITY SECURITIES IN FUND OWNED BY PORTFOLIO MANAGER
                                  AS OF JULY 28, 2005
-----------------------------------------------------------------------------------------
Name of Portfolio     LONG-TERM        VERMONT         NATIONAL          CALIFORNIA
Manager                                MUNICIPAL       MUNICIPAL         LIMITED-TERM
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Tom Dailey            None             None            None              None
-----------------------------------------------------------------------------------------
James O'Boyle         None             None            None              None
-----------------------------------------------------------------------------------------
Dan Hayes             None             None            None              None
-----------------------------------------------------------------------------------------